EQUIPMENT AND LEASEHOLD IMPROVEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
EQUIPMENT AND LEASEHOLD IMPROVEMENTS [Abstract]
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
NOTE 4 – EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Cost and accumulated depreciation of equipment and leasehold improvements as of September 30, 2014 and December 31, 2013 are as follows:

	September 30, 2014	December 31, 2013
Leasehold Improvements	$5,980	$5,980
Furniture and Fixtures	97,981	97,981
Computer and Office Equipment	182,139	182,139
Total	286,100	286,100
Less: Accumulated Depreciation	(285,700)	(280,669)
Net Property and Equipment	$400	$5,431

Depreciation expense charged to operations was $5,031 and $23,872 for the nine months ended September 30, 2014 and 2013, respectively.

NOTE 4 – EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Cost and accumulated depreciation of equipment and leasehold improvements as of December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2013	December 31, 2012
Leasehold Improvements	$5,980	$5,980
Furniture and Fixtures	97,981	97,981
Computer and Office Equipment	182,139	182,139
Total	286,100	286,100
Less: Accumulated Depreciation	(280,669)	(258,917)
Net Property and Equipment	$5,431	$27,183

Depreciation expense charged to operations was $21,752 and $10,461 for the years ended December 31, 2013 and 2012, respectively.